Inventories - Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventory Disclosure [Abstract]
Finished goods	$ 135.5	$ 115.8
Work-in-process	6.6	7.6
Raw materials and supplies	56.5	55.1
Provision for obsolete finished goods and raw materials	(7.9)	(6.4)
Total inventories	$ 190.7	$ 172.1